N-2	Aug. 01, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002020510
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-280011
Investment Company Act File Number	811-23972
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	Hamilton Lane Private Infrastructure Fund
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	(866)
Local Phone Number	361-1720
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 01, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class R Shares	Class I Shares	Class Y Shares
SHAREHOLDER FEES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)(1)	3.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None

(1)      Investors in Class R Shares may be charged a sales charge of up to 3.50% of the subscription amount. Class I Shares and Class Y Shares are each not subject to a sales charge; however, investors purchasing Shares through a financial intermediary could be required to pay transaction or other fees on purchases and sales of Class I or Class Y Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their financial intermediary about the sales charge and any additional fees or charges their financial intermediary might impose on each class of Shares.

(2)      A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class R, Class I or Class Y Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. The early repurchase fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the early repurchase fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. See “REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES
(as a percentage of net assets attributable to Shares)(3)
Investment Management Fee(4)	1.40%	1.40%	1.40%
Distribution and Servicing Fees(5)	0.85%	None	None
Interest Payments on Borrowed Funds(6)	0.09%	0.09%	0.09%
Other Expenses(7)	0.60%	0.68%	0.62%
Acquired Fund Fees and Expenses(8)	0.54%	0.54%	0.54%
Total Annual Expenses	3.48%	2.71%	2.65%
(Fee Waivers and/or Expense Reimbursements)/Recoupment(9)	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After (Fee Waivers and/or Expense Reimbursements)/Recoupment(9)	3.53%	2.76%	2.70%

(3)      Amount assumes estimated average net assets of approximately $284.3 million during the following twelve months. There can be no assurance that the Fund will reach estimated average net assets of approximately $284.3 million during the following twelve months.

(4)      The Investment Management Fee is equal to an annual rate of 1.40% based on the Fund’s net asset value calculated and accrued daily, provided that the Investment Management Fee shall in no instance be greater than an Investment Management Fee computed based on the value of the net assets of the Fund as of the close of business on the last business day of the relevant month (including any assets in respect of Shares that would be repurchased by the Fund on such date). The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.

(5)      The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class R. The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.85% per year on Class R Shares on an annualized basis of the aggregate net assets of the Fund. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class R Shares. See “DISTRIBUTION AND SERVICE PLAN.”

(6)      Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year. These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the fiscal year ending March 31, 2027.

(7)      Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, organizational expenses, tax expenses, fees and expenses of the Administrator, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Management Agreement. The expense amounts assume the Fund has average net assets of $8.5 million in Class R Shares, $204.7 million in Class I Shares and $71.1 million in Class Y Shares. All other things being equal, if less than the assumed amounts of average net assets are attributable to a particular class, expense ratios would increase for that Class.

(8)      Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance or incentive fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year. The Total Annual Expenses in this fee table are different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include Acquired Fund Fees and Expenses.

(9)      Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, through July 31, 2027, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses do not exceed 0.65% of the average daily net assets of each of the Class R Shares, Class I Shares and Class Y Shares. “Total Annual Expenses” includes all expenses incurred in the business of the Fund, including organizational and offering costs, with the following exceptions: (i) taxes, (ii) interest, (iii) brokerage commissions, (iv) certain transaction-related expenses (including interest and structuring costs for borrowings and line(s) of credit), (v) the Investment Management Fee, (vi) distribution and/or servicing fees, (vii) sub-transfer agency, sub-accounting and shareholder servicing fees, (viii) any acquired fund fees and expenses, (ix) dividend and interest expenses relating to short sales, (x) borrowing costs, (xi) merger or reorganization expenses, (xii) Shareholder meetings expenses, (xiii) litigation expenses and (xiv) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will automatically renew, with the consent of the adviser, for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same (except that the examples incorporate the expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year example and the first year of the three-, five- and ten-year examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class R Shares investment, assuming a 5% annual return:	$69	$139	$210	$398
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$28	$85	$144	$305
You would pay the following expenses on a $1,000 Class Y Shares investment, assuming a 5% annual return:	$27	$83	$141	$299

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund. The Example above excludes the early repurchase fee which would apply if Shares were repurchased at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. If an investor’s Shares are repurchased at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares, the Shares would incur the 2.00% early repurchase fee.

(3)      Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

(5)      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, Transfer Agent and Custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “CUSTODIAN,” “FUND EXPENSES,” “REPURCHASES OF SHARES” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares
Other Expenses, Note [Text Block]	Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, organizational expenses, tax expenses, fees and expenses of the Administrator, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Management Agreement. The expense amounts assume the Fund has average net assets of $8.5 million in Class R Shares, $204.7 million in Class I Shares and $71.1 million in Class Y Shares. All other things being equal, if less than the assumed amounts of average net assets are attributable to a particular class, expense ratios would increase for that Class.
Management Fee not based on Net Assets, Note [Text Block]	The Investment Management Fee is equal to an annual rate of 1.40% based on the Fund’s net asset value calculated and accrued daily, provided that the Investment Management Fee shall in no instance be greater than an Investment Management Fee computed based on the value of the net assets of the Fund as of the close of business on the last business day of the relevant month (including any assets in respect of Shares that would be repurchased by the Fund on such date). The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.
Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance or incentive fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
Incentive Allocation Minimum [Percent]	10.00%
Incentive Allocation Maximum [Percent]	20.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies

Investment Objective

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation.

Investment Strategies

The Fund seeks to achieve its investment objective through constructing a portfolio of investments in infrastructure assets (collectively, “Infrastructure Assets”) through a tactically constructed portfolio of direct co-investments, equity and debt investments in portfolio companies and secondary investments often alongside an experienced investment sponsor, joint venture partner, operating partner, or other investor, and in all cases seeking to provide global exposure to real assets in the infrastructure sector. The Fund defines infrastructure as an asset or investment that primarily comprises permanent facilities and installations needed for the functioning of a society and/or large-scale commerce, typically characterized as fixed, physical assets. The Fund has the flexibility to invest in Infrastructure Assets across infrastructure sectors, including but not limited to energy, telecom, renewables, transport, power, social (e.g., nursing care facilities, for-profit schools and hospitals), environment (e.g., waste, recycling and water management systems) and other infrastructure sectors (e.g., non-traditional infrastructure assets such as capital assets, including rolling stock and trailer, aircraft and ship leasing), subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act. See “INFRASTRUCTURE MARKET OPPORTUNITY — Overview.”

The Fund invests in Infrastructure Assets across macro investment themes emerging in the infrastructure sector, including but not limited to energy transition, digitization, data and telecommunications, and supply chains and logistics. Through these investments in Infrastructure Assets, the Fund seeks to provide investors with a portfolio of Infrastructure Assets with (i) a risk/return profile focused on core-plus and value-add opportunities, plus other opportunistic investments; (ii) exposure across infrastructure sectors with weightings that reflect Hamilton Lane’s current view of the market; and (iii) portfolio benefits such as J-curve mitigation. The Fund cannot guarantee that it will meet its investment objective.

The Fund acquires both direct equity and debt positions in Infrastructure Assets and companies alongside infrastructure sponsors, as well as secondary interests in infrastructure funds and assets. The Fund invests in Infrastructure Assets through a variety of transaction types, including Direct Investments, Secondary Investments and, to a limited degree, Primary Fund Investments. The Fund may invest in Infrastructure Assets on a global basis across developed and emerging countries, with an emphasis on North America and Western Europe.

“Direct Investments” include any direct equity and debt investments, co-investments, joint ventures and other direct infrastructure-related investments, often alongside a sponsor, joint venture partner, operating partner, or other investor, and often involving a new acquisition or development of an asset, company or platform. Direct Investments in Infrastructure Assets are typically structured as co-investments through a separate issuer organized as a SPV controlled by the sponsor or directly into the Infrastructure Asset. Co-investments may include both (i) direct co-investments made alongside sponsors in the Infrastructure Asset on the same terms and conditions with a passive role in managing the underlying Infrastructure Asset(s) and (ii) minority direct equity co-investments made alongside sponsors through a minority ownership position where the Fund may take a more active role in the initial transaction, such as in structuring, and may obtain certain minority governance rights such as board observation privileges. The Adviser does not control the investments or operations of the SPVs.

“Secondary Investments” include investments in private funds, holding vehicles or other investment vehicles (collectively, “Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”) or other single-asset investments focused on the infrastructure sector, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing joint venture and other investments that the Adviser determines to have a similar risk/return profile. Secondary Investments may include both traditional LP-led investments and investments through GP-led processes. LP-led Secondary Investments include investments in existing single Portfolio Fund interests or portfolios of Portfolio Fund interests, with a focus on mature, largely funded positions that are typically acquired at a discount to par value where possible. GP-led Secondary Investments include secondary opportunities presented from general partner-led recapitalizations, asset sell downs, and platform combinations. These can include single assets currently owned by the sponsor or single or multi-asset fund continuation vehicles. The Adviser does not control the investments or operations of the Portfolio Funds.

“Primary Fund Investments” include strategic investments in Portfolio Funds which are fundraising at the time of such investment, in an effort to enhance access to Direct Investments and Secondary Investments. Primary Fund Investments will also include strategic investments in Portfolio Funds where the underlying fund portfolio is fully specified, or nearly fully-specified, thereby providing strong visibility into the portfolio’s final composition, and eliminating, or significantly reducing, blind pool risk.

The Fund invests a portion of its assets in liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives, listed investments and other investment companies, including money market funds and exchange traded funds (“Liquid Assets”). During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of Liquid Assets and other liquid investments.

To manage portfolio liquidity while maintaining exposure to private markets investments or as otherwise determined advisable by the Adviser, the Fund reserves the flexibility to have exposure to privately placed debt securities and other yield-oriented investments in infrastructure sector issuers (“Infrastructure Debt Investments”), including without limitation 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the Securities Act. The Fund may invest in Infrastructure Debt Investments directly or indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and ETFs.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in infrastructure investments, including but not limited to Infrastructure Assets and Infrastructure Debt Investments. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Portfolio Funds that the Fund reasonably expects to be called in the future, as qualifying infrastructure investments for purposes of its 80% policy. The Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in infrastructure investments is non-fundamental and may be changed by the Board upon 60 days’ prior written notice to Shareholders, provided that the Fund provides such notice in advance of a repurchase offer and such repurchase offer is not oversubscribed. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements of its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy as soon as reasonably practicable.

The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures. See “INVESTMENT RELATED RISKS.”

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. See “INVESTMENT POLICIES.”

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Direct Investments, Secondary Investments or Primary Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Risk Factors [Table Text Block]

Investment Related Risks

This section discusses the types of investments that may be made, directly or indirectly, by the Fund, and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Closed-end Interval Fund

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

General Infrastructure Investment Risks

Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Investments in infrastructure assets involve many significant, relatively unusual and acute risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of infrastructure assets may adversely affect the overall profitability of the investment or related project. Events outside the control of the Fund or its portfolio companies or other investments, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll rates, social stability, competition from un-tolled or other forms of transportation, natural disasters, changes in weather, changes in demand for products or services, bankruptcy or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. In turn, this may impair an investment’s ability to repay its debt, make distributions to the Fund or even result in termination of an applicable concession or other agreement.

Public Infrastructure Risks

Infrastructure projects, including those in which the Fund may invest, may constitute significant strategic value to public or governmental bodies. Such projects may have a national or regional profile and may have monopolistic characteristics. The very nature of these projects could create additional risks not common in other industry sectors. Given the national or regional profile and/or irreplaceable nature of certain strategic assets, such projects may constitute a higher risk target for terrorist acts or political actions. Given the essential nature of the services provided by certain public infrastructure, there is also a higher probability that if an owner of such projects fails to make such services available, users of such services may incur significant damage and may be unable to replace the supply or mitigate any such damage, thereby heightening the risks of third-party.

Infrastructure Industry Concentration Risk

There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any one issuer in the infrastructure sector. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

•        Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•        Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•        Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•        Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•        Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Co-Investment Risks

The Fund’s investment portfolio will include co-investments, which are direct or indirect investments in the equity of private companies, generally alongside private equity funds and other private equity firms via SPVs. There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Many entities compete with the Fund in pursuing co-investments. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive co-investment opportunities from time to time.

Risks of Regulation

The infrastructure sector is often highly regulated, and in most instances the provision or acquisition of infrastructure assets involves an ongoing commitment to a governmental agency, which exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. Operations of investments in such sector may often rely on governmental licenses, concessions, leases or contracts that are generally very complex, may result in disputes over interpretation or enforceability, could limit the ability to operate the asset in a way that maximizes cash flows and profitability, and may contain clauses more favorable to the government counterparty than a typical commercial contract. If the Fund or a general partner or sponsor of a Portfolio Fund or Direct Investment fails to comply with these regulations or leases or other contractual obligations, such person or the applicable Portfolio Fund or Direct Investment could be subject to monetary penalties or may lose its right to operate the underlying assets or both. The risk that a governmental agency will repeal, amend, enact or promulgate a new law or regulation, or that a government authority will issue a new interpretation of a law or regulation, may affect a project significantly. Court decisions and actions of government agencies may also affect a project’s performance. Political action is inherently unpredictable and creates material uncertainty, particularly where an asset in the infrastructure sector is located or otherwise has a high public profile in the relevant jurisdiction. Similarly, there is a risk that changes in the regulatory and legislative environments, such as the likelihood of a public inquiry or political opposition to rates or recoverable costs, may overturn the awarding of preferred developer status or reduce revenues. These risks are often heightened in emerging markets, where the role of political influence can be significant and unpredictable. Political embargoes, restrictions on land ownership, expropriation and other actions taken by the governments of the countries in which the Fund may directly or indirectly invest may also materially affect such investments.

In addition, infrastructure assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, a portfolio company may be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic characteristics, such as electricity distribution, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that infrastructure assets provide, political oversight of the sector is likely to remain pervasive and unpredictable and governments may attempt to take actions which negatively affect operations, revenue, profitability or contractual relationships of certain investments, including through expropriation. Finally, certain projects may depend upon the use of public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require a company to remove, modify, replace or relocate their facilities at such company’s expense. If a government authority exercises these rights, such a company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant investment.

Infrastructure Valuation Risk

Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser based on input from the sponsor or general partner of such investment. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by a third-party sponsor or general partner, the accuracy of the valuations provided by the sponsor or general partner, that such sponsor or general partner will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor or general partner maintain policies and procedures and systems which will not change without notice to the Fund. As a result, the valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

Infrastructure Taxation

Investments in infrastructure assets may be subject, from time to time, to numerous taxes and fees levied by the jurisdictions in which such companies are organized or operate. For example, properties engaged in mining or oil and gas operations or having substantial real property holdings, in particular, may be subject to specific tax regimes, such as petroleum revenue taxes, fees for drilling rights and exploration licenses, production taxes or fees, mining taxes, mineral rights taxes, resource rent taxes, production sharing arrangements with governments, royalties, severance taxes, ad valorem or real estate taxes, stamp duties and various state and local taxes. Investors should consult their own tax advisors regarding the impact of such taxes, if any, on their investment in the Fund.

Development Risks

The successful development of new or expansion infrastructure projects entails a variety of risks (some of which may be unforeseeable at the time a project is commenced), and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When the Fund makes an investment, value may be ascribed to infrastructure projects (new or expansion) that ultimately do not achieve successful implementation, resulting in a lower than expected internal rate of return over the life of the investment. In addition, there are significant capital expenditures associated with the development and operating costs of infrastructure assets generally, which expenditures may not be recovered in the absence of successful development or achievement of operation.

To the extent that the Fund invests, directly or indirectly, in companies providing services or products (such as, for example, exploratory drilling rigs and support services) to participants in the natural resource exploration, development, extraction and transportation industries (such as, for example, oil, natural gas or minerals), the failure of such industry participants successfully to locate, develop, extract or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Fund’s investment therein.

Concessions, Leases and Public Ways

An infrastructure investment’s operations may rely on government licenses, concessions, leases, or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or a direct or indirect portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate the affected asset, or both. Where the Fund or such a portfolio company holds a concession or lease from a government body, such arrangements are subject to special risks as a result of the nature of the counterparty. The lease or concession may contain clauses more favorable to the government counterparty than a typical commercial contract. In addition, there is the risk that the relevant government body will exercise sovereign rights and take actions contrary to the rights of the fund or such a portfolio company under the relevant agreement. Certain investments may require the use of public ways or may operate under easements. Governments may retain the right to restrict the use of such public ways or easements or require a portfolio company to remove, modify, replace or relocate facilities relating to infrastructure assets at its own expense. If a government exercises these rights, a portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of such investment.

Energy Sector Risk

The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Taxation

Laws and regulations in non-U.S. jurisdictions, particularly those relating to foreign investment and taxation, may impose costs, expenses and other restrictions on the Fund and its investments, including with regard to non-U.S. taxes on income and gains recognized with respect to its investments, which may not be creditable or deductible by Shareholders, or limitations on repatriation of capital or gains. In addition, the Fund and the Shareholders may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. Portfolio Funds or non-U.S. portfolio companies of Portfolio Funds reside or operate, which could expose the Fund to liability and increased costs.

Each year a statement on IRS Form 1099-DIV (or successor form), identifying the character (e.g., as ordinary income, qualified dividend income or long-term capital gain) of the distributions, will be provided to Shareholders.

Tax consequences to the Shareholders from an investment in the Fund are complex. Potential investors are strongly urged to review the discussion below under “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS” and to consult their own professional advisors in this regard.

Failure to Qualify as a RIC or Satisfy Distribution Requirement

To maintain its qualification as a RIC and eligibility for the tax treatment accorded to RICs under the Code, the Fund must meet certain annual distribution, source-of-income, and asset diversification requirements. See “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Requirements

Each of the ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Chapter 1 of the Code. Ultimately this may limit the universe of Portfolio Funds in which the Fund can invest.

Because the Fund’s allocable portion of a flow-through Portfolio Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the distribution requirements under Subchapter M of the Code (the “Annual Distribution Requirement”), even though the Fund will not have received any corresponding cash amount.

As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

Corporate-Level Income Tax

In order to meet the 90% Gross Income Test (as defined below) to qualify as, and maintain our eligibility for the favorable tax treatment available to, a RIC under Subchapter M of the Code, the Fund may invest in certain debt and equity investments through taxable subsidiaries. The taxable income of these taxable subsidiaries will be subject to U.S. federal corporate income tax, which tax may reduce the amount of cash available for distribution to Shareholders. For additional discussion, see “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS — Qualification and Taxation as a Regulated Investment Company.”

Changes in Tax Laws

It is possible that the current U.S. federal, state, local or non-U.S. income tax treatment accorded an investment in the Fund will be modified by legislative, administrative or judicial action in the future, possibly with retroactive effect. For example, legislation enacted in July 2025 includes significant modifications to existing U.S. federal income tax rules. Any other new tax laws, regulations or interpretations thereof could affect the taxation of the Fund or its Shareholders and the impact of any potential tax law changes on an investment in the Fund is uncertain. Prospective investors should consult their own tax advisors regarding potential changes in tax laws and the impact of any such changes on their investment in the Fund.

Prepayment Risk

The Fund is subject to the risk that the investments it makes may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in liquid short term investments, pending future investment opportunities. These Temporary Investments (as defined below) will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new investment may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the Fund’s portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.

Follow-on Investments

The Fund may not have the funds or ability to make additional investments in portfolio companies. After the Fund’s initial investment in a Portfolio Fund, the Fund may be called upon from time to time to provide additional funds to such Portfolio Fund or have the opportunity to increase its investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a Portfolio Fund in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Commitment Strategy

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. These unfunded commitments generally can be drawn at the discretion of the general partner of the Portfolio Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Portfolio Funds and special purpose vehicles that acquire private assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may: (i) impair the ability of the Fund to pursue its investment program; (ii) force the Fund to borrow; (iii) cause the Fund, and, indirectly, the Shareholders, to be subject to penalties; or (iv) otherwise impair the value of the Fund’s investments.

Control Positions

Portfolio Funds may take control positions in portfolio companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Derivative Instruments and Hedging

Some or all of the Portfolio Funds (subject to applicable law) and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity.

The Fund and Portfolio Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Inflation and Interest Risks

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

In addition, the market for private infrastructure investments has benefited in recent years from investors seeking yielding assets amid a sustained, low-interest rate environment. Should interest rates increase significantly, the market demand for private infrastructure investments could weaken materially, which could make it significantly more difficult for the Fund to exit investments at valuations the Adviser believes to be attractive. Furthermore, the market value of an investment may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of an investment. Accordingly, changes in the rate of inflation may affect the forecasted profitability of an investment.

General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Some countries’ economies, including in particular emerging markets, have experienced substantial growth or extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Currency Risk

The Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the portfolio investments are denominated against the U.S. dollar may result in a decrease of the Fund’s NAV. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect portfolio investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Risks Relating to Accounting, Auditing and Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Portfolio Funds may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002, as amended (the “Sarbanes-Oxley Act”), and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on portfolio investments. Finally, certain portfolio investments may be in portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk

Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•        have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•        may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•        may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•        generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Portfolio Fund that has invested in the portfolio company; and

•        generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt Risk

When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under-collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk

The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated with Covenant-Lite Loans

A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

High Yield Securities and Distressed Securities Risk

The Fund’s infrastructure assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by a Portfolio Fund Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Infrastructure assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, a Portfolio Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain infrastructure assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. A Portfolio Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which a Portfolio Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Portfolio Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Risks Pertaining to Investments in Portfolio Funds

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers

Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described under “INVESTMENT RELATED RISKS” above. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered

The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-Diversified

While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

Portfolio Funds’ Securities are Generally Illiquid

The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the NAV of the Fund.

Portfolio Fund and SPV Operations Not Transparent

The Adviser does not control the investments or operations of the Portfolio Funds or the SPVs. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Portfolio Funds’ investments or the SPVs will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds

The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited, and which may be received on a delayed basis. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Hamilton Lane (the “Valuation Designee”), subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.

The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its NAV and NAV per Share may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the NAV of a Portfolio Fund or direct private equity investment adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

There is a risk that portfolio companies, Portfolio Funds, other investments or their respective sponsors or managers may knowingly, negligently or otherwise withhold or misrepresent information regarding their performance or activities, including the presence or effects of any fraudulent or similar activities or that such parties may be unaware, even for a significant period of time, of such activities. The Adviser is not expected to be in a position to monitor the accuracy of information provided by any such portfolio company, Portfolio Fund, other investment, sponsor or manager, nor would it generally have the opportunity to discover such situations prior to the time any such party discloses (or there is public disclosure of) the presence or effects of any such activities. For example, Portfolio Fund Managers generally are not obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values.

There is no established market for privately-held portfolio companies or for Secondary Investments, and there are not likely to be any comparable companies for which public market valuations exist. The Fund’s carrying value in a Primary Fund Investment or Secondary Investment in a Portfolio Fund may not accurately reflect the amount the Fund could realize upon dispositions of the asset and, in the case of a Secondary Investment, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the NAV reported by the Portfolio Fund or its Portfolio Fund Manager. Valuations are determined before giving effect to transaction costs and management fees, incentive compensation or carried interest, taxes, transaction expenses and other expenses to be borne by investors in the indicated funds, which in the aggregate are expected to be substantial. The effect of such costs and expenses will reduce actual realizations from such valuations. As a result, these carrying values reflected in the Fund’s NAV in accordance with ASC 820 and reported in its financial statements will impact the values at which investors purchase shares, the values at which the Fund repurchases shares and the amount of management fees received by the Adviser. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses

Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments

The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds

Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers

The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund

A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Risks Specific to Secondary Investments

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. The market for investments in Secondary Investments is inefficient and highly illiquid, and no efficient market is expected to develop during the term of the Fund. Moreover, the market for investments in secondary investments has been evolving and is likely to continue to evolve, covering a broader spectrum of investments beyond traditional private equity secondary investments, including those with similarly underwritten risk and return profiles. The Fund expects to make investments on an opportunistic basis primarily but not exclusively from existing investors in the Portfolio Funds. In particular, the Fund expects to target purchases of interests in the Portfolio Funds from institutional and other investors, who may be less motivated to sell interests in the Portfolio Funds during periods when the performance of such Portfolio Funds is volatile. Also, because the market may evolve, the Fund may require expertise from the Adviser that may not be evidenced by the Adviser’s past track record of performance as much as it is for traditional private equity investments. There can be no assurance that the Fund will be successful in consummating the types of transactions contemplated, that it will otherwise be able to identify sufficient secondary investment opportunities or other opportunities consistent with its investment objectives, that it will acquire sufficient secondary investments or other investments on attractive terms, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). The acquisition of Portfolio Funds generally requires the consent of the Portfolio Fund Manager of such Portfolio Fund, and there can be no assurance that the Fund will be able to obtain such consent. When the Fund acquires Portfolio Funds, it is expected that the Fund will not have had the opportunity to negotiate the terms of the investment or other special rights or privileges, and the Fund may acquire an interest in a Portfolio Fund that contains terms that are disadvantageous for legal, tax, regulatory or other reasons or that could require the Fund to assume related contingent liabilities associated with events occurring prior to the Fund’s investment. In addition, the costs and resources required to investigate the commercial, tax and/or legal issues relating to secondary investments may be greater than those relating to primary investments.

Further, although the Adviser has identified successful investments in the past, there can be no assurance that it will continue to do so. The Adviser may not be able to execute its investment objectives or generate returns to the Fund’s investors commensurate with the risks of investing in the types of transactions described in this Prospectus. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments and investment entities associated with the Adviser is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by the Adviser for its other clients included in the performance record.

Non-Traditional Secondary Investments; Joint Investments; Other Investments

The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests

The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

Competition for Investments by Secondary Funds

The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

Limitations in Secondary Investments

Generally, the Fund will not be acquiring interests in Portfolio Funds directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. In some cases, the Fund may be presented with investment opportunities on an “all or nothing” basis and/or as a portfolio of investments. Certain of the Portfolio Funds in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The Portfolio Funds or the interests that the Adviser may consider for investment may have also been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles and returns on their investment in the Fund. See also “CERTAIN ERISA CONSIDERATIONS.”

Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Business, Structure and Management Related Risks

Reliance on the Adviser and Key Personnel

The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service portfolio investments. The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate portfolio investments and, in doing so, has no responsibility to consult with any Shareholder. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor infrastructure-related investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser depends on the relationships of it and of its affiliates with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for Investment Opportunities

The activity of identifying, sourcing, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing with other real assets and real estate firms, infrastructure-focused funds, private equity investors, direct investment pools, direct investment firms, individual and institutional investors, family offices and merchant banks, which could make it more difficult for the Fund to successfully identify, source, structure and execute investments at attractive valuations or otherwise achieve its investment objectives. Furthermore, these competitive dynamics may lead sponsors of Direct Investments, Secondary Investments and Primary Fund Investments to charge fees, carried interest or other economics on such investments that they generally have not historically charged. The market for access to Direct Investments, Secondary Investments and Primary Fund Investments is extremely competitive, and there can be no assurance that the Adviser will be able to secure the opportunity to invest on behalf of the Fund in all of the investments it selects, or that the size of the investments available to the Fund will be as large as would be desired.

Risks of Investing with Other Parties; Non-Controlling Investments

Third-party managers or sponsors of the Fund’s investments may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have limited ability to negotiate the terms of an investment or direct the affairs of its investments, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on the third-party sponsor or lead investor, as the case may be, to make such determinations, which may or may not be in the best interest of the Fund. The Fund will typically not have an active role in the management of its investments, and will likely be relying on third-parties to make significant management decisions. There can be no assurance that such management teams will produce the expected results or that such management teams will remain with the sponsors. Furthermore, a portion of the

Fund’s investments may consist of debt securities that do not have the control rights generally associated with equity securities. The Fund’s ability to withdraw from or transfer its investment in any Portfolio Fund or other investment or Direct Investment will typically be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third-parties, which could have a material adverse effect on the returns achieved by investors in the Fund.

Furthermore, by virtue of its relationship with other investors in a particular investment, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to such investment, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.

Limited Information Concerning Potential Investments; Limited Availability of Information

Both prior to making an investment and subsequent to the Fund making such investment, the Fund may not receive access to all available information relating to such investment. Investment analyses and decisions by the Adviser on behalf of the Fund will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. Although the Adviser conducts due diligence with respect to each investment, there can be no assurance that such due diligence processes will uncover all relevant facts. In addition, Hamilton Lane’s due diligence process and investment analyses may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Fund at the time of making an investment decision may be limited, and it may not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Fund will have knowledge of all circumstances that may adversely affect an investment.

Due to confidentiality concerns, certain investment sponsors, including Portfolio Fund Managers, may not permit the Fund to fully disclose information regarding the sponsor’s investment strategies, investments, risks and/or prior performance. In addition, certain Portfolio Fund Managers may provide limited or no information regarding their investment strategies or investments. Similar restrictions may apply in the case of other Direct Investments and Secondary Investments. Accordingly, in certain circumstances, the Adviser may not have sufficient information to evaluate the Fund’s investments. In addition, such limitations or restrictions may impede the Adviser’s ability to monitor or provide reporting with respect to the Fund’s investments.

Fair Valuation for Portfolio Investments

Under the 1940 Act, the Fund is required to carry portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Valuation Policy (as defined below). There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund invests and it is not anticipated that a secondary market will develop. Rather, many of the portfolio investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more portfolio investments. As a result, the Fund’s issuance (including through dividend reinvestment) or repurchase of Shares through repurchase offers at net asset value at a time when it owns investments that are valued at fair value may have the effect of diluting or increasing the economic interest of existing Shareholders. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Additionally, the Valuation Designee and its affiliates act as investment advisers to other clients that invest in securities for which no public market price exists. Valuation determinations by the Valuation Designee or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Amount or Frequency of Distributions Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Divergence of Resources

The Fund’s Trustees and officers and the key personnel of the Adviser intend to devote a sufficient amount of time to the Fund’s business in fulfilling their responsibilities. However, neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with Affiliates

Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or portfolio investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or portfolio investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the portfolio investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the 1940 Act. The Fund, the Adviser and certain funds advised by the Adviser have received an exemptive order from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, that involve the negotiation of certain terms of the private placement securities to be purchased (in addition to price-related terms), subject to certain terms and conditions (the “Section 17(d) Order”).

The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule 17d-1 as expressed in SEC no-action letters or other available guidance.

The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Under the terms of the Section 17(d) Order, the Fund’s ability to participate in certain investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) will require that a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees reach certain conclusions in connection with such investments, including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. Other investments, including those where an affiliate does not have an existing investment in the issuer, will not require independent trustee approval.

Pursuant to the requirements of the Section 17(d) Order, the Board, including a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees, has approved co-investment policies and procedures describing how the Fund will comply with the Section 17(d) Order. Further, the Adviser has adopted policies and procedures which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. If the Adviser determines that the investment is not appropriate for the Fund, the investment will not be allocated to the Fund. The Adviser’s investment allocation policies and procedures can be revised at any time without notice to, or consent from, the shareholders. See “CONFLICTS OF INTEREST — Regulatory Restrictions, Affiliated Transactions and Position Limits.”

Fluctuations in Performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

General Risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Limited Operating History

The Fund commenced operations on February 28, 2024, at which time it operated as a private fund in reliance upon the exclusion from the definition of an investment company in Section 3(c)(7) of the 1940 Act. On June 6, 2024, the Fund registered as a closed-end management investment company under the 1940 Act. Prior to the filing of this registration statement, the Fund has been owned solely by the Adviser and its affiliates who are qualified purchasers as defined in the 1940 Act. The Fund is a recently organized entity with limited history upon which to evaluate the Fund’s likely performance. Past performance of other funds and accounts managed or advised by Hamilton Lane is of limited relevance as an indicator of future performance of the Fund. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s shares could decline substantially and cause you to lose some or all of your investment.

Repurchase Offer Risks

The Fund is an interval fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Shares who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to common Shareholders.

Limited Liquidity; No Market for Shares

An investment in the Fund may be considered to be a relatively illiquid investment because Shares are not generally transferable without the prior consent of the Board. In addition, transfer of the Shares may be affected by restrictions on resales imposed by applicable law. The Fund is not intended as a complete investment program and is designed only for persons who are able to bear economic risk of investment and are sophisticated persons in connection with financial and business matters who do not need liquidity with respect to their investments.

Payment In-Kind for Repurchased Shares

The Fund generally expects to distribute cash in satisfaction of Shares repurchased. See “REPURCHASES OF SHARES — Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more portfolio investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by portfolio investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Market Disruption and Geopolitical Risk

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions, including tariffs and other restrictions on trade, and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events, or the threat or potential of one or more such developments may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multilateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its Portfolio Funds could be materially and adversely affected.

Legal, Tax and Regulatory Risks

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

The Fund relies on certain exemptions in Rule 18f-4 to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule 18f-4, “derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule 18f-4(d)(1)(ii), reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule 18f-4(e) when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s sponsor). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on another exemption in Rule 18f-4(f) when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard settlement cycle securities transactions.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Further, at any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or Shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in the Shares or the value or the resale potential of the Fund’s investments.

Valuation Risk

The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its investments, including Secondary Investments. Although the acquisition price of the Fund’s secondary investments will likely be the subject of negotiation with the sellers of the investments, the acquisition price is typically determined by reference to the carrying values recently reported by the sponsors and other available information. Portfolio Funds’ sponsors are not generally obligated to update any valuations in connection with a transfer of interests through a Secondary Investment, and such valuations may not be indicative of current or ultimate realizable values. Moreover, there is no established market for Secondary Investments or for the Fund’s other private market investments, and there may not be any comparable assets for which public market valuations exist. As a result, the valuation of these investments may be based on limited information and is subject to inherent uncertainties. Generally, the Fund expects to hold its investments on a long-term basis. The performance of the Fund will be adversely affected in the event the valuations assumed by the Adviser in the course of negotiating acquisitions of investments prove to have been too high. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Such independent pricing services provide third-party valuation assistance in accordance with limited procedures that the Valuation Designee identifies and requests it or them to perform. Those procedures do not include an audit, review, compilation or any other form of examination or attestation under U.S. GAAP. Such firms are generally not responsible for determining the fair value of any individual investment, and their role is limited to being an advisor and providing additional support to the Valuation Designee’s existing valuation policy and process. The Fund also may face portfolio sales or other situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.

Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of the Fund’s assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of assets may be materially affected by a number of factors.

A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser based on input from the sponsor or general partner of such investment. There is no single standard for determining fair value of private equity investments and, in many cases, fair value is best expressed as a range of fair values from which a single estimate may be derived. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by a third-party sponsor or general partner, the accuracy of the valuations provided by the sponsor or general partner, that such sponsor or general partner will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor or general partner maintain policies and procedures and systems which will not change without notice to the Fund. As a result, the valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

While the Valuation Designee’s valuations of unrealized investments are based on assumptions that the Valuation Designee believes are reasonable under the circumstances, whether on a public market basis or an estimated fair value basis, the actual realized returns on unrealized investments will depend on, among other factors, future operating results, the value of the assets and market conditions at the time of disposition, any related transaction costs and the timing and manner of sale, many of which may be affected by factors beyond the Valuation Designee’s control and all of which may differ from the assumptions on which the valuations contained herein are based. Accordingly, there can be no assurance that any indicated valuations for unrealized investments will ultimately be realized for such value or be profitable or that losses can be avoided. In such event, the actual realized returns on these unrealized investments may differ materially from the (assumed) returns indicated herein.

No active trading market may exist for certain loans or debt instruments in the Fund’s portfolio, which may impair the ability of the Fund to realize full value in the event of the need to sell such instruments and may make it difficult to value them. Adverse market conditions may impair the liquidity of some actively traded instruments, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain instruments, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Valuation Designee. In addition, the timing of liquidations may also affect the values obtained on liquidation. Furthermore, legislative or regulatory changes that require financial institutions to increase their capital requirements or to dispose of instruments that are considered highly leveraged transactions could result in sales at prices that, in the opinion of the Adviser, do not represent fair value.

Below investment grade securities held by the Fund may be subject to valuation challenges distinct from those of higher-rated securities. Credit quality is a significant factor in the valuation of lower grade securities, and the prices of such securities are generally more sensitive to the issuer’s financial condition and prospects than to changes in interest rates. Traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain markets or asset types in which the Fund invests. The secondary market for lower grade securities may be less liquid than that for higher-rated securities, and adverse conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than would otherwise be desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

The level of Shareholder participation in the Fund’s repurchase offers may increase as a result of events that are unrelated to the Fund’s investment performance or operations. Due to the Adviser’s affiliation with a publicly traded parent company, short sellers or other market participants may from time to time publish reports, commentary or other materials regarding the Adviser’s parent company and its affiliates. Such reports or commentary may create negative market sentiment with respect to the parent company’s publicly traded securities and could cause Shareholders to seek to tender their Shares at levels higher than the Fund would otherwise anticipate.

Temporary Investments

Delays in investing the proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot guarantee that it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest proceeds to the Fund in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders, the Adviser’s employees, Administrator’s employees, their affiliates’ employees and others. Similarly, service providers of the Adviser or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems, which are becoming more sophisticated, change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third-parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third-parties to the Adviser, the Administrator or other Fund service providers may be susceptible to compromise, leading to a breach of the Adviser’s, the Administrator’s or other Fund service provider’s networks. The Adviser’s, the Administrator’s or other Fund service provider’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser, the Administrator or other Fund service providers to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s, the Administrator’s or other Fund service provider’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed. The rapid evolution and increasing prevalence of artificial intelligence technologies may also increase the Fund’s, Hamilton Lane’s and other Fund service provider’s cybersecurity risks.

Regulatory Risks of Portfolio Funds

The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of Portfolio Funds are impossible to predict and may adversely affect the value of the investments and the ability of the Fund to execute its investment strategy.

Limits of Risks Disclosure

The above discussions relate to the various principal risks associated with the Fund, Portfolio Funds, Shares and other portfolio investments are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Direct Investments, Secondary Investments or Primary Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

Use of Leverage

The Fund may borrow money or otherwise utilize leverage in connection with its investment activities and to otherwise provide liquidity. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into a credit agreement for such purposes.

Specifically, the Fund may borrow money through a credit facility or other arrangements to portfolio investments in infrastructure-related investments up to the limits imposed by the 1940 Act. The 1940 Act’s asset coverage requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached, subject to certain exceptions.

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.

Effective October 24, 2025 the Fund secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Facility and the Facility has the following terms: (a) upfront fees in an amount up to $250,000, (b) a commitment fee in an amount equal to one hundred (100) basis points (1.00%) of the aggregate undrawn commitment then in effect, (c) a commitment amount of $25,000,000, (d) interest rate of applicable adjusted term SOFR rate plus 2.60% per annum, and (e) termination date of October 24, 2029.

The following table illustrates the effect of leverage on returns from an investment in the Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $284 million in average total assets, (ii) a weighted average cost of funds of 6.56%, (iii) $5 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 1.76% of its average net assets during such period) and (iv) $284 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-10.08%	-5.08%	-0.08%	4.92%	9.92%

Similarly, assuming (i) $284 million in average total assets, (ii) a weighted average cost of funds of 6.56% and (iii) $5 million in borrowings outstanding, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 0.08% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	-10.08%	-5.08%	-0.08%	4.92%	9.92%

Return at Minus Ten [Percent]	(10.08%)
Return at Minus Five [Percent]	(5.08%)
Return at Zero [Percent]	(0.08%)
Return at Plus Five [Percent]	4.92%
Return at Plus Ten [Percent]	9.92%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the effect of leverage on returns from an investment in the Shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $284 million in average total assets, (ii) a weighted average cost of funds of 6.56%, (iii) $5 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 1.76% of its average net assets during such period) and (iv) $284 million in average Shareholders’ equity. In order to compute the corresponding return to Shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to Shareholders. The return available to Shareholders is then divided by Shareholders’ equity to determine the corresponding return to Shareholders. Actual interest payments may be different.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Shares

	The Fund is offered on a continuous basis and is authorized to offer three separate classes of Shares designated as Class R Shares, Class I Shares and Class Y Shares. While the Fund presently offers three classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class R Shares, Class I Shares and Class Y Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; and (7) any conversion features, as permitted under the 1940 Act
Security Dividends [Text Block]	differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses;
Security Voting Rights [Text Block]	voting rights with respect to a distribution and/or service plan as to such class;
Outstanding Securities [Table Text Block]	Outstanding Securities
Title of Class	Amount Authorized	Amount Outstanding(1)
Class R	Unlimited	399,778
Class I	Unlimited	10,746,488
Class Y	Unlimited	3,812,858
	(1) As of June 30, 2026.
Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Related Risks

This section discusses the types of investments that may be made, directly or indirectly, by the Fund, and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Closed-end Interval Fund

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

General Infrastructure Investment Risks

Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Investments in infrastructure assets involve many significant, relatively unusual and acute risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of infrastructure assets may adversely affect the overall profitability of the investment or related project. Events outside the control of the Fund or its portfolio companies or other investments, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll rates, social stability, competition from un-tolled or other forms of transportation, natural disasters, changes in weather, changes in demand for products or services, bankruptcy or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. In turn, this may impair an investment’s ability to repay its debt, make distributions to the Fund or even result in termination of an applicable concession or other agreement.

Public Infrastructure Risks

Infrastructure projects, including those in which the Fund may invest, may constitute significant strategic value to public or governmental bodies. Such projects may have a national or regional profile and may have monopolistic characteristics. The very nature of these projects could create additional risks not common in other industry sectors. Given the national or regional profile and/or irreplaceable nature of certain strategic assets, such projects may constitute a higher risk target for terrorist acts or political actions. Given the essential nature of the services provided by certain public infrastructure, there is also a higher probability that if an owner of such projects fails to make such services available, users of such services may incur significant damage and may be unable to replace the supply or mitigate any such damage, thereby heightening the risks of third-party.

Infrastructure Industry Concentration Risk

There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any one issuer in the infrastructure sector. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

•        Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•        Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•        Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•        Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•        Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Co-Investment Risks

The Fund’s investment portfolio will include co-investments, which are direct or indirect investments in the equity of private companies, generally alongside private equity funds and other private equity firms via SPVs. There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Many entities compete with the Fund in pursuing co-investments. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive co-investment opportunities from time to time.

Risks of Regulation

The infrastructure sector is often highly regulated, and in most instances the provision or acquisition of infrastructure assets involves an ongoing commitment to a governmental agency, which exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. Operations of investments in such sector may often rely on governmental licenses, concessions, leases or contracts that are generally very complex, may result in disputes over interpretation or enforceability, could limit the ability to operate the asset in a way that maximizes cash flows and profitability, and may contain clauses more favorable to the government counterparty than a typical commercial contract. If the Fund or a general partner or sponsor of a Portfolio Fund or Direct Investment fails to comply with these regulations or leases or other contractual obligations, such person or the applicable Portfolio Fund or Direct Investment could be subject to monetary penalties or may lose its right to operate the underlying assets or both. The risk that a governmental agency will repeal, amend, enact or promulgate a new law or regulation, or that a government authority will issue a new interpretation of a law or regulation, may affect a project significantly. Court decisions and actions of government agencies may also affect a project’s performance. Political action is inherently unpredictable and creates material uncertainty, particularly where an asset in the infrastructure sector is located or otherwise has a high public profile in the relevant jurisdiction. Similarly, there is a risk that changes in the regulatory and legislative environments, such as the likelihood of a public inquiry or political opposition to rates or recoverable costs, may overturn the awarding of preferred developer status or reduce revenues. These risks are often heightened in emerging markets, where the role of political influence can be significant and unpredictable. Political embargoes, restrictions on land ownership, expropriation and other actions taken by the governments of the countries in which the Fund may directly or indirectly invest may also materially affect such investments.

In addition, infrastructure assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, a portfolio company may be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic characteristics, such as electricity distribution, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that infrastructure assets provide, political oversight of the sector is likely to remain pervasive and unpredictable and governments may attempt to take actions which negatively affect operations, revenue, profitability or contractual relationships of certain investments, including through expropriation. Finally, certain projects may depend upon the use of public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require a company to remove, modify, replace or relocate their facilities at such company’s expense. If a government authority exercises these rights, such a company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant investment.

Infrastructure Valuation Risk

Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser based on input from the sponsor or general partner of such investment. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by a third-party sponsor or general partner, the accuracy of the valuations provided by the sponsor or general partner, that such sponsor or general partner will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor or general partner maintain policies and procedures and systems which will not change without notice to the Fund. As a result, the valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

Infrastructure Taxation

Investments in infrastructure assets may be subject, from time to time, to numerous taxes and fees levied by the jurisdictions in which such companies are organized or operate. For example, properties engaged in mining or oil and gas operations or having substantial real property holdings, in particular, may be subject to specific tax regimes, such as petroleum revenue taxes, fees for drilling rights and exploration licenses, production taxes or fees, mining taxes, mineral rights taxes, resource rent taxes, production sharing arrangements with governments, royalties, severance taxes, ad valorem or real estate taxes, stamp duties and various state and local taxes. Investors should consult their own tax advisors regarding the impact of such taxes, if any, on their investment in the Fund.

Development Risks

The successful development of new or expansion infrastructure projects entails a variety of risks (some of which may be unforeseeable at the time a project is commenced), and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When the Fund makes an investment, value may be ascribed to infrastructure projects (new or expansion) that ultimately do not achieve successful implementation, resulting in a lower than expected internal rate of return over the life of the investment. In addition, there are significant capital expenditures associated with the development and operating costs of infrastructure assets generally, which expenditures may not be recovered in the absence of successful development or achievement of operation.

To the extent that the Fund invests, directly or indirectly, in companies providing services or products (such as, for example, exploratory drilling rigs and support services) to participants in the natural resource exploration, development, extraction and transportation industries (such as, for example, oil, natural gas or minerals), the failure of such industry participants successfully to locate, develop, extract or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Fund’s investment therein.

Concessions, Leases and Public Ways

An infrastructure investment’s operations may rely on government licenses, concessions, leases, or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or a direct or indirect portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate the affected asset, or both. Where the Fund or such a portfolio company holds a concession or lease from a government body, such arrangements are subject to special risks as a result of the nature of the counterparty. The lease or concession may contain clauses more favorable to the government counterparty than a typical commercial contract. In addition, there is the risk that the relevant government body will exercise sovereign rights and take actions contrary to the rights of the fund or such a portfolio company under the relevant agreement. Certain investments may require the use of public ways or may operate under easements. Governments may retain the right to restrict the use of such public ways or easements or require a portfolio company to remove, modify, replace or relocate facilities relating to infrastructure assets at its own expense. If a government exercises these rights, a portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of such investment.

Energy Sector Risk

The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Taxation

Laws and regulations in non-U.S. jurisdictions, particularly those relating to foreign investment and taxation, may impose costs, expenses and other restrictions on the Fund and its investments, including with regard to non-U.S. taxes on income and gains recognized with respect to its investments, which may not be creditable or deductible by Shareholders, or limitations on repatriation of capital or gains. In addition, the Fund and the Shareholders may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. Portfolio Funds or non-U.S. portfolio companies of Portfolio Funds reside or operate, which could expose the Fund to liability and increased costs.

Each year a statement on IRS Form 1099-DIV (or successor form), identifying the character (e.g., as ordinary income, qualified dividend income or long-term capital gain) of the distributions, will be provided to Shareholders.

Tax consequences to the Shareholders from an investment in the Fund are complex. Potential investors are strongly urged to review the discussion below under “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS” and to consult their own professional advisors in this regard.

Failure to Qualify as a RIC or Satisfy Distribution Requirement

To maintain its qualification as a RIC and eligibility for the tax treatment accorded to RICs under the Code, the Fund must meet certain annual distribution, source-of-income, and asset diversification requirements. See “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Requirements

Each of the ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Chapter 1 of the Code. Ultimately this may limit the universe of Portfolio Funds in which the Fund can invest.

Because the Fund’s allocable portion of a flow-through Portfolio Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the distribution requirements under Subchapter M of the Code (the “Annual Distribution Requirement”), even though the Fund will not have received any corresponding cash amount.

As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

Corporate-Level Income Tax

In order to meet the 90% Gross Income Test (as defined below) to qualify as, and maintain our eligibility for the favorable tax treatment available to, a RIC under Subchapter M of the Code, the Fund may invest in certain debt and equity investments through taxable subsidiaries. The taxable income of these taxable subsidiaries will be subject to U.S. federal corporate income tax, which tax may reduce the amount of cash available for distribution to Shareholders. For additional discussion, see “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS — Qualification and Taxation as a Regulated Investment Company.”

Changes in Tax Laws

It is possible that the current U.S. federal, state, local or non-U.S. income tax treatment accorded an investment in the Fund will be modified by legislative, administrative or judicial action in the future, possibly with retroactive effect. For example, legislation enacted in July 2025 includes significant modifications to existing U.S. federal income tax rules. Any other new tax laws, regulations or interpretations thereof could affect the taxation of the Fund or its Shareholders and the impact of any potential tax law changes on an investment in the Fund is uncertain. Prospective investors should consult their own tax advisors regarding potential changes in tax laws and the impact of any such changes on their investment in the Fund.

Prepayment Risk

The Fund is subject to the risk that the investments it makes may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in liquid short term investments, pending future investment opportunities. These Temporary Investments (as defined below) will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new investment may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the Fund’s portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.

Follow-on Investments

The Fund may not have the funds or ability to make additional investments in portfolio companies. After the Fund’s initial investment in a Portfolio Fund, the Fund may be called upon from time to time to provide additional funds to such Portfolio Fund or have the opportunity to increase its investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a Portfolio Fund in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Commitment Strategy

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. These unfunded commitments generally can be drawn at the discretion of the general partner of the Portfolio Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Portfolio Funds and special purpose vehicles that acquire private assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may: (i) impair the ability of the Fund to pursue its investment program; (ii) force the Fund to borrow; (iii) cause the Fund, and, indirectly, the Shareholders, to be subject to penalties; or (iv) otherwise impair the value of the Fund’s investments.

Control Positions

Portfolio Funds may take control positions in portfolio companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Derivative Instruments and Hedging

Some or all of the Portfolio Funds (subject to applicable law) and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity.

The Fund and Portfolio Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Inflation and Interest Risks

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

In addition, the market for private infrastructure investments has benefited in recent years from investors seeking yielding assets amid a sustained, low-interest rate environment. Should interest rates increase significantly, the market demand for private infrastructure investments could weaken materially, which could make it significantly more difficult for the Fund to exit investments at valuations the Adviser believes to be attractive. Furthermore, the market value of an investment may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of an investment. Accordingly, changes in the rate of inflation may affect the forecasted profitability of an investment.

General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Some countries’ economies, including in particular emerging markets, have experienced substantial growth or extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Currency Risk

The Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the portfolio investments are denominated against the U.S. dollar may result in a decrease of the Fund’s NAV. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect portfolio investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Risks Relating to Accounting, Auditing and Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Portfolio Funds may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002, as amended (the “Sarbanes-Oxley Act”), and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on portfolio investments. Finally, certain portfolio investments may be in portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk

Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•        have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•        may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•        may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•        generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Portfolio Fund that has invested in the portfolio company; and

•        generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt Risk

When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under-collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk

The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated with Covenant-Lite Loans

A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

High Yield Securities and Distressed Securities Risk

The Fund’s infrastructure assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by a Portfolio Fund Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Infrastructure assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, a Portfolio Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain infrastructure assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. A Portfolio Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which a Portfolio Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Portfolio Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Closed-end Interval Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

General Infrastructure Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Infrastructure Investment Risks

Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Investments in infrastructure assets involve many significant, relatively unusual and acute risks. Project revenues can be affected by a number of factors including economic and market conditions, political events, competition, regulation and the financial position and business strategy of customers. Unanticipated changes in the availability or price of inputs necessary for the operation of infrastructure assets may adversely affect the overall profitability of the investment or related project. Events outside the control of the Fund or its portfolio companies or other investments, such as political action, governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll rates, social stability, competition from un-tolled or other forms of transportation, natural disasters, changes in weather, changes in demand for products or services, bankruptcy or financial difficulty of a major customer and acts of war or terrorism, could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining or restoring infrastructure facilities. In turn, this may impair an investment’s ability to repay its debt, make distributions to the Fund or even result in termination of an applicable concession or other agreement.

Public Infrastructure Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Infrastructure Risks

Infrastructure projects, including those in which the Fund may invest, may constitute significant strategic value to public or governmental bodies. Such projects may have a national or regional profile and may have monopolistic characteristics. The very nature of these projects could create additional risks not common in other industry sectors. Given the national or regional profile and/or irreplaceable nature of certain strategic assets, such projects may constitute a higher risk target for terrorist acts or political actions. Given the essential nature of the services provided by certain public infrastructure, there is also a higher probability that if an owner of such projects fails to make such services available, users of such services may incur significant damage and may be unable to replace the supply or mitigate any such damage, thereby heightening the risks of third-party.

Infrastructure Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Industry Concentration Risk

There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any one issuer in the infrastructure sector. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

•        Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•        Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•        Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•        Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•        Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Co-Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risks

The Fund’s investment portfolio will include co-investments, which are direct or indirect investments in the equity of private companies, generally alongside private equity funds and other private equity firms via SPVs. There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Many entities compete with the Fund in pursuing co-investments. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive co-investment opportunities from time to time.

Risks of Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Regulation

The infrastructure sector is often highly regulated, and in most instances the provision or acquisition of infrastructure assets involves an ongoing commitment to a governmental agency, which exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. Operations of investments in such sector may often rely on governmental licenses, concessions, leases or contracts that are generally very complex, may result in disputes over interpretation or enforceability, could limit the ability to operate the asset in a way that maximizes cash flows and profitability, and may contain clauses more favorable to the government counterparty than a typical commercial contract. If the Fund or a general partner or sponsor of a Portfolio Fund or Direct Investment fails to comply with these regulations or leases or other contractual obligations, such person or the applicable Portfolio Fund or Direct Investment could be subject to monetary penalties or may lose its right to operate the underlying assets or both. The risk that a governmental agency will repeal, amend, enact or promulgate a new law or regulation, or that a government authority will issue a new interpretation of a law or regulation, may affect a project significantly. Court decisions and actions of government agencies may also affect a project’s performance. Political action is inherently unpredictable and creates material uncertainty, particularly where an asset in the infrastructure sector is located or otherwise has a high public profile in the relevant jurisdiction. Similarly, there is a risk that changes in the regulatory and legislative environments, such as the likelihood of a public inquiry or political opposition to rates or recoverable costs, may overturn the awarding of preferred developer status or reduce revenues. These risks are often heightened in emerging markets, where the role of political influence can be significant and unpredictable. Political embargoes, restrictions on land ownership, expropriation and other actions taken by the governments of the countries in which the Fund may directly or indirectly invest may also materially affect such investments.

In addition, infrastructure assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, a portfolio company may be subject to unfavorable price regulation by government agencies. For example, infrastructure companies engaged in businesses with monopolistic characteristics, such as electricity distribution, could face caps placed by regulators on allowable returns. Often these price determinations are final with limited or no right of appeal. Given the public interest aspect of the services that infrastructure assets provide, political oversight of the sector is likely to remain pervasive and unpredictable and governments may attempt to take actions which negatively affect operations, revenue, profitability or contractual relationships of certain investments, including through expropriation. Finally, certain projects may depend upon the use of public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require a company to remove, modify, replace or relocate their facilities at such company’s expense. If a government authority exercises these rights, such a company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant investment.

Infrastructure Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Valuation Risk

Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser based on input from the sponsor or general partner of such investment. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by a third-party sponsor or general partner, the accuracy of the valuations provided by the sponsor or general partner, that such sponsor or general partner will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor or general partner maintain policies and procedures and systems which will not change without notice to the Fund. As a result, the valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

Infrastructure Taxation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Taxation

Investments in infrastructure assets may be subject, from time to time, to numerous taxes and fees levied by the jurisdictions in which such companies are organized or operate. For example, properties engaged in mining or oil and gas operations or having substantial real property holdings, in particular, may be subject to specific tax regimes, such as petroleum revenue taxes, fees for drilling rights and exploration licenses, production taxes or fees, mining taxes, mineral rights taxes, resource rent taxes, production sharing arrangements with governments, royalties, severance taxes, ad valorem or real estate taxes, stamp duties and various state and local taxes. Investors should consult their own tax advisors regarding the impact of such taxes, if any, on their investment in the Fund.

Development Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Development Risks

The successful development of new or expansion infrastructure projects entails a variety of risks (some of which may be unforeseeable at the time a project is commenced), and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When the Fund makes an investment, value may be ascribed to infrastructure projects (new or expansion) that ultimately do not achieve successful implementation, resulting in a lower than expected internal rate of return over the life of the investment. In addition, there are significant capital expenditures associated with the development and operating costs of infrastructure assets generally, which expenditures may not be recovered in the absence of successful development or achievement of operation.

To the extent that the Fund invests, directly or indirectly, in companies providing services or products (such as, for example, exploratory drilling rigs and support services) to participants in the natural resource exploration, development, extraction and transportation industries (such as, for example, oil, natural gas or minerals), the failure of such industry participants successfully to locate, develop, extract or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Fund’s investment therein.

Concessions, Leases and Public Ways [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concessions, Leases and Public Ways

An infrastructure investment’s operations may rely on government licenses, concessions, leases, or contracts that are generally very complex and may result in a dispute over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or a direct or indirect portfolio company fails to comply with these regulations or contractual obligations, it could be subject to monetary penalties or may lose its right to operate the affected asset, or both. Where the Fund or such a portfolio company holds a concession or lease from a government body, such arrangements are subject to special risks as a result of the nature of the counterparty. The lease or concession may contain clauses more favorable to the government counterparty than a typical commercial contract. In addition, there is the risk that the relevant government body will exercise sovereign rights and take actions contrary to the rights of the fund or such a portfolio company under the relevant agreement. Certain investments may require the use of public ways or may operate under easements. Governments may retain the right to restrict the use of such public ways or easements or require a portfolio company to remove, modify, replace or relocate facilities relating to infrastructure assets at its own expense. If a government exercises these rights, a portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of such investment.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk

The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Taxation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Taxation

Laws and regulations in non-U.S. jurisdictions, particularly those relating to foreign investment and taxation, may impose costs, expenses and other restrictions on the Fund and its investments, including with regard to non-U.S. taxes on income and gains recognized with respect to its investments, which may not be creditable or deductible by Shareholders, or limitations on repatriation of capital or gains. In addition, the Fund and the Shareholders may be subject to tax, reporting and other filing obligations in non-U.S. jurisdictions in which non-U.S. Portfolio Funds or non-U.S. portfolio companies of Portfolio Funds reside or operate, which could expose the Fund to liability and increased costs.

Each year a statement on IRS Form 1099-DIV (or successor form), identifying the character (e.g., as ordinary income, qualified dividend income or long-term capital gain) of the distributions, will be provided to Shareholders.

Tax consequences to the Shareholders from an investment in the Fund are complex. Potential investors are strongly urged to review the discussion below under “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS” and to consult their own professional advisors in this regard.

Failure to Qualify as a RIC or Satisfy Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Qualify as a RIC or Satisfy Distribution Requirement

To maintain its qualification as a RIC and eligibility for the tax treatment accorded to RICs under the Code, the Fund must meet certain annual distribution, source-of-income, and asset diversification requirements. See “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Meeting RIC Requirements

Each of the ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Chapter 1 of the Code. Ultimately this may limit the universe of Portfolio Funds in which the Fund can invest.

Because the Fund’s allocable portion of a flow-through Portfolio Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the distribution requirements under Subchapter M of the Code (the “Annual Distribution Requirement”), even though the Fund will not have received any corresponding cash amount.

As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS.”

Corporate-Level Income Tax [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate-Level Income Tax

In order to meet the 90% Gross Income Test (as defined below) to qualify as, and maintain our eligibility for the favorable tax treatment available to, a RIC under Subchapter M of the Code, the Fund may invest in certain debt and equity investments through taxable subsidiaries. The taxable income of these taxable subsidiaries will be subject to U.S. federal corporate income tax, which tax may reduce the amount of cash available for distribution to Shareholders. For additional discussion, see “CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS — Qualification and Taxation as a Regulated Investment Company.”

Changes in Tax Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Tax Laws

It is possible that the current U.S. federal, state, local or non-U.S. income tax treatment accorded an investment in the Fund will be modified by legislative, administrative or judicial action in the future, possibly with retroactive effect. For example, legislation enacted in July 2025 includes significant modifications to existing U.S. federal income tax rules. Any other new tax laws, regulations or interpretations thereof could affect the taxation of the Fund or its Shareholders and the impact of any potential tax law changes on an investment in the Fund is uncertain. Prospective investors should consult their own tax advisors regarding potential changes in tax laws and the impact of any such changes on their investment in the Fund.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The Fund is subject to the risk that the investments it makes may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in liquid short term investments, pending future investment opportunities. These Temporary Investments (as defined below) will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new investment may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the Fund’s portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.

Follow-on Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-on Investments

The Fund may not have the funds or ability to make additional investments in portfolio companies. After the Fund’s initial investment in a Portfolio Fund, the Fund may be called upon from time to time to provide additional funds to such Portfolio Fund or have the opportunity to increase its investment through the exercise of a warrant to purchase common stock. There is no assurance that the Fund will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on the Fund’s part to make such an investment may have a negative impact on a Portfolio Fund in need of such an investment, may result in a missed opportunity for the Fund to increase its participation in a successful operation or may reduce the expected return on the investment.

Commitment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. These unfunded commitments generally can be drawn at the discretion of the general partner of the Portfolio Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Portfolio Funds and special purpose vehicles that acquire private assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may: (i) impair the ability of the Fund to pursue its investment program; (ii) force the Fund to borrow; (iii) cause the Fund, and, indirectly, the Shareholders, to be subject to penalties; or (iv) otherwise impair the value of the Fund’s investments.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions

Portfolio Funds may take control positions in portfolio companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Derivative Instruments and Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments and Hedging

Some or all of the Portfolio Funds (subject to applicable law) and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity.

The Fund and Portfolio Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Inflation and Interest Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation and Interest Risks

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

In addition, the market for private infrastructure investments has benefited in recent years from investors seeking yielding assets amid a sustained, low-interest rate environment. Should interest rates increase significantly, the market demand for private infrastructure investments could weaken materially, which could make it significantly more difficult for the Fund to exit investments at valuations the Adviser believes to be attractive. Furthermore, the market value of an investment may decline in times of higher inflation rates given that the most commonly used methodologies for valuing investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of an investment. Accordingly, changes in the rate of inflation may affect the forecasted profitability of an investment.

General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Some countries’ economies, including in particular emerging markets, have experienced substantial growth or extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

The Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the portfolio investments are denominated against the U.S. dollar may result in a decrease of the Fund’s NAV. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect portfolio investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Risks Relating to Accounting, Auditing and Financial Reporting, etc [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the portfolio investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Portfolio Funds may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002, as amended (the “Sarbanes-Oxley Act”), and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on portfolio investments. Finally, certain portfolio investments may be in portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk

Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•        have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•        may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•        may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•        generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Portfolio Fund that has invested in the portfolio company; and

•        generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt Risk

When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under-collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments Risk

The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated with Covenant-Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Covenant-Lite Loans

A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

High Yield Securities and Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities and Distressed Securities Risk

The Fund’s infrastructure assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by a Portfolio Fund Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Infrastructure assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, a Portfolio Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain infrastructure assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. A Portfolio Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which a Portfolio Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Portfolio Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Risks Pertaining to Investments in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Pertaining to Investments in Portfolio Funds

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers

Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described under “INVESTMENT RELATED RISKS” above. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered

The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-Diversified

While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

Portfolio Funds’ Securities are Generally Illiquid

The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the NAV of the Fund.

Portfolio Fund and SPV Operations Not Transparent

The Adviser does not control the investments or operations of the Portfolio Funds or the SPVs. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Portfolio Funds’ investments or the SPVs will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds

The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited, and which may be received on a delayed basis. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Hamilton Lane (the “Valuation Designee”), subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.

The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its NAV and NAV per Share may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the NAV of a Portfolio Fund or direct private equity investment adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

There is a risk that portfolio companies, Portfolio Funds, other investments or their respective sponsors or managers may knowingly, negligently or otherwise withhold or misrepresent information regarding their performance or activities, including the presence or effects of any fraudulent or similar activities or that such parties may be unaware, even for a significant period of time, of such activities. The Adviser is not expected to be in a position to monitor the accuracy of information provided by any such portfolio company, Portfolio Fund, other investment, sponsor or manager, nor would it generally have the opportunity to discover such situations prior to the time any such party discloses (or there is public disclosure of) the presence or effects of any such activities. For example, Portfolio Fund Managers generally are not obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values.

There is no established market for privately-held portfolio companies or for Secondary Investments, and there are not likely to be any comparable companies for which public market valuations exist. The Fund’s carrying value in a Primary Fund Investment or Secondary Investment in a Portfolio Fund may not accurately reflect the amount the Fund could realize upon dispositions of the asset and, in the case of a Secondary Investment, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the NAV reported by the Portfolio Fund or its Portfolio Fund Manager. Valuations are determined before giving effect to transaction costs and management fees, incentive compensation or carried interest, taxes, transaction expenses and other expenses to be borne by investors in the indicated funds, which in the aggregate are expected to be substantial. The effect of such costs and expenses will reduce actual realizations from such valuations. As a result, these carrying values reflected in the Fund’s NAV in accordance with ASC 820 and reported in its financial statements will impact the values at which investors purchase shares, the values at which the Fund repurchases shares and the amount of management fees received by the Adviser. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses

Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments

The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds

Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers

The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund

A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers

Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described under “INVESTMENT RELATED RISKS” above. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Not Registered

The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-Diversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Generally Non-Diversified

While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

Portfolio Funds’ Securities are Generally Illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ Securities are Generally Illiquid

The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the NAV of the Fund.

Portfolio Fund and SPV Operations Not Transparent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund and SPV Operations Not Transparent

The Adviser does not control the investments or operations of the Portfolio Funds or the SPVs. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Portfolio Funds’ investments or the SPVs will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds

The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited, and which may be received on a delayed basis. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Hamilton Lane (the “Valuation Designee”), subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.

The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its NAV and NAV per Share may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the NAV of a Portfolio Fund or direct private equity investment adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

There is a risk that portfolio companies, Portfolio Funds, other investments or their respective sponsors or managers may knowingly, negligently or otherwise withhold or misrepresent information regarding their performance or activities, including the presence or effects of any fraudulent or similar activities or that such parties may be unaware, even for a significant period of time, of such activities. The Adviser is not expected to be in a position to monitor the accuracy of information provided by any such portfolio company, Portfolio Fund, other investment, sponsor or manager, nor would it generally have the opportunity to discover such situations prior to the time any such party discloses (or there is public disclosure of) the presence or effects of any such activities. For example, Portfolio Fund Managers generally are not obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values.

There is no established market for privately-held portfolio companies or for Secondary Investments, and there are not likely to be any comparable companies for which public market valuations exist. The Fund’s carrying value in a Primary Fund Investment or Secondary Investment in a Portfolio Fund may not accurately reflect the amount the Fund could realize upon dispositions of the asset and, in the case of a Secondary Investment, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the NAV reported by the Portfolio Fund or its Portfolio Fund Manager. Valuations are determined before giving effect to transaction costs and management fees, incentive compensation or carried interest, taxes, transaction expenses and other expenses to be borne by investors in the indicated funds, which in the aggregate are expected to be substantial. The effect of such costs and expenses will reduce actual realizations from such valuations. As a result, these carrying values reflected in the Fund’s NAV in accordance with ASC 820 and reported in its financial statements will impact the values at which investors purchase shares, the values at which the Fund repurchases shares and the amount of management fees received by the Adviser. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses

Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consortium or Offsetting Investments

The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Ability to Invest in Portfolio Funds

Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Portfolio Fund Managers

The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund

A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Risks Specific to Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Specific to Secondary Investments

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. The market for investments in Secondary Investments is inefficient and highly illiquid, and no efficient market is expected to develop during the term of the Fund. Moreover, the market for investments in secondary investments has been evolving and is likely to continue to evolve, covering a broader spectrum of investments beyond traditional private equity secondary investments, including those with similarly underwritten risk and return profiles. The Fund expects to make investments on an opportunistic basis primarily but not exclusively from existing investors in the Portfolio Funds. In particular, the Fund expects to target purchases of interests in the Portfolio Funds from institutional and other investors, who may be less motivated to sell interests in the Portfolio Funds during periods when the performance of such Portfolio Funds is volatile. Also, because the market may evolve, the Fund may require expertise from the Adviser that may not be evidenced by the Adviser’s past track record of performance as much as it is for traditional private equity investments. There can be no assurance that the Fund will be successful in consummating the types of transactions contemplated, that it will otherwise be able to identify sufficient secondary investment opportunities or other opportunities consistent with its investment objectives, that it will acquire sufficient secondary investments or other investments on attractive terms, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). The acquisition of Portfolio Funds generally requires the consent of the Portfolio Fund Manager of such Portfolio Fund, and there can be no assurance that the Fund will be able to obtain such consent. When the Fund acquires Portfolio Funds, it is expected that the Fund will not have had the opportunity to negotiate the terms of the investment or other special rights or privileges, and the Fund may acquire an interest in a Portfolio Fund that contains terms that are disadvantageous for legal, tax, regulatory or other reasons or that could require the Fund to assume related contingent liabilities associated with events occurring prior to the Fund’s investment. In addition, the costs and resources required to investigate the commercial, tax and/or legal issues relating to secondary investments may be greater than those relating to primary investments.

Further, although the Adviser has identified successful investments in the past, there can be no assurance that it will continue to do so. The Adviser may not be able to execute its investment objectives or generate returns to the Fund’s investors commensurate with the risks of investing in the types of transactions described in this Prospectus. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments and investment entities associated with the Adviser is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by the Adviser for its other clients included in the performance record.

Non-Traditional Secondary Investments; Joint Investments; Other Investments

The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests

The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

Competition for Investments by Secondary Funds

The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

Limitations in Secondary Investments

Generally, the Fund will not be acquiring interests in Portfolio Funds directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. In some cases, the Fund may be presented with investment opportunities on an “all or nothing” basis and/or as a portfolio of investments. Certain of the Portfolio Funds in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The Portfolio Funds or the interests that the Adviser may consider for investment may have also been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles and returns on their investment in the Fund. See also “CERTAIN ERISA CONSIDERATIONS.”

Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. The market for investments in Secondary Investments is inefficient and highly illiquid, and no efficient market is expected to develop during the term of the Fund. Moreover, the market for investments in secondary investments has been evolving and is likely to continue to evolve, covering a broader spectrum of investments beyond traditional private equity secondary investments, including those with similarly underwritten risk and return profiles. The Fund expects to make investments on an opportunistic basis primarily but not exclusively from existing investors in the Portfolio Funds. In particular, the Fund expects to target purchases of interests in the Portfolio Funds from institutional and other investors, who may be less motivated to sell interests in the Portfolio Funds during periods when the performance of such Portfolio Funds is volatile. Also, because the market may evolve, the Fund may require expertise from the Adviser that may not be evidenced by the Adviser’s past track record of performance as much as it is for traditional private equity investments. There can be no assurance that the Fund will be successful in consummating the types of transactions contemplated, that it will otherwise be able to identify sufficient secondary investment opportunities or other opportunities consistent with its investment objectives, that it will acquire sufficient secondary investments or other investments on attractive terms, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). The acquisition of Portfolio Funds generally requires the consent of the Portfolio Fund Manager of such Portfolio Fund, and there can be no assurance that the Fund will be able to obtain such consent. When the Fund acquires Portfolio Funds, it is expected that the Fund will not have had the opportunity to negotiate the terms of the investment or other special rights or privileges, and the Fund may acquire an interest in a Portfolio Fund that contains terms that are disadvantageous for legal, tax, regulatory or other reasons or that could require the Fund to assume related contingent liabilities associated with events occurring prior to the Fund’s investment. In addition, the costs and resources required to investigate the commercial, tax and/or legal issues relating to secondary investments may be greater than those relating to primary investments.

Further, although the Adviser has identified successful investments in the past, there can be no assurance that it will continue to do so. The Adviser may not be able to execute its investment objectives or generate returns to the Fund’s investors commensurate with the risks of investing in the types of transactions described in this Prospectus. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments and investment entities associated with the Adviser is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by the Adviser for its other clients included in the performance record.

Non-Traditional Secondary Investments; Joint Investments; Other Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Traditional Secondary Investments; Joint Investments; Other Investments

The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers of Secondary Interests

The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

Competition for Investments by Secondary Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investments by Secondary Funds

The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

Limitations in Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations in Secondary Investments

Generally, the Fund will not be acquiring interests in Portfolio Funds directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. In some cases, the Fund may be presented with investment opportunities on an “all or nothing” basis and/or as a portfolio of investments. Certain of the Portfolio Funds in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The Portfolio Funds or the interests that the Adviser may consider for investment may have also been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles and returns on their investment in the Fund. See also “CERTAIN ERISA CONSIDERATIONS.”

Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Business, Structure and Management Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business, Structure and Management Related Risks

Reliance on the Adviser and Key Personnel

The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service portfolio investments. The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate portfolio investments and, in doing so, has no responsibility to consult with any Shareholder. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor infrastructure-related investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser depends on the relationships of it and of its affiliates with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for Investment Opportunities

The activity of identifying, sourcing, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing with other real assets and real estate firms, infrastructure-focused funds, private equity investors, direct investment pools, direct investment firms, individual and institutional investors, family offices and merchant banks, which could make it more difficult for the Fund to successfully identify, source, structure and execute investments at attractive valuations or otherwise achieve its investment objectives. Furthermore, these competitive dynamics may lead sponsors of Direct Investments, Secondary Investments and Primary Fund Investments to charge fees, carried interest or other economics on such investments that they generally have not historically charged. The market for access to Direct Investments, Secondary Investments and Primary Fund Investments is extremely competitive, and there can be no assurance that the Adviser will be able to secure the opportunity to invest on behalf of the Fund in all of the investments it selects, or that the size of the investments available to the Fund will be as large as would be desired.

Risks of Investing with Other Parties; Non-Controlling Investments

Third-party managers or sponsors of the Fund’s investments may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have limited ability to negotiate the terms of an investment or direct the affairs of its investments, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on the third-party sponsor or lead investor, as the case may be, to make such determinations, which may or may not be in the best interest of the Fund. The Fund will typically not have an active role in the management of its investments, and will likely be relying on third-parties to make significant management decisions. There can be no assurance that such management teams will produce the expected results or that such management teams will remain with the sponsors. Furthermore, a portion of the

Fund’s investments may consist of debt securities that do not have the control rights generally associated with equity securities. The Fund’s ability to withdraw from or transfer its investment in any Portfolio Fund or other investment or Direct Investment will typically be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third-parties, which could have a material adverse effect on the returns achieved by investors in the Fund.

Furthermore, by virtue of its relationship with other investors in a particular investment, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to such investment, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.

Limited Information Concerning Potential Investments; Limited Availability of Information

Both prior to making an investment and subsequent to the Fund making such investment, the Fund may not receive access to all available information relating to such investment. Investment analyses and decisions by the Adviser on behalf of the Fund will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. Although the Adviser conducts due diligence with respect to each investment, there can be no assurance that such due diligence processes will uncover all relevant facts. In addition, Hamilton Lane’s due diligence process and investment analyses may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Fund at the time of making an investment decision may be limited, and it may not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Fund will have knowledge of all circumstances that may adversely affect an investment.

Due to confidentiality concerns, certain investment sponsors, including Portfolio Fund Managers, may not permit the Fund to fully disclose information regarding the sponsor’s investment strategies, investments, risks and/or prior performance. In addition, certain Portfolio Fund Managers may provide limited or no information regarding their investment strategies or investments. Similar restrictions may apply in the case of other Direct Investments and Secondary Investments. Accordingly, in certain circumstances, the Adviser may not have sufficient information to evaluate the Fund’s investments. In addition, such limitations or restrictions may impede the Adviser’s ability to monitor or provide reporting with respect to the Fund’s investments.

Fair Valuation for Portfolio Investments

Under the 1940 Act, the Fund is required to carry portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Valuation Policy (as defined below). There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund invests and it is not anticipated that a secondary market will develop. Rather, many of the portfolio investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more portfolio investments. As a result, the Fund’s issuance (including through dividend reinvestment) or repurchase of Shares through repurchase offers at net asset value at a time when it owns investments that are valued at fair value may have the effect of diluting or increasing the economic interest of existing Shareholders. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Additionally, the Valuation Designee and its affiliates act as investment advisers to other clients that invest in securities for which no public market price exists. Valuation determinations by the Valuation Designee or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Amount or Frequency of Distributions Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Divergence of Resources

The Fund’s Trustees and officers and the key personnel of the Adviser intend to devote a sufficient amount of time to the Fund’s business in fulfilling their responsibilities. However, neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with Affiliates

Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or portfolio investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or portfolio investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the portfolio investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the 1940 Act. The Fund, the Adviser and certain funds advised by the Adviser have received an exemptive order from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, that involve the negotiation of certain terms of the private placement securities to be purchased (in addition to price-related terms), subject to certain terms and conditions (the “Section 17(d) Order”).

The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule 17d-1 as expressed in SEC no-action letters or other available guidance.

The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Under the terms of the Section 17(d) Order, the Fund’s ability to participate in certain investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) will require that a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees reach certain conclusions in connection with such investments, including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. Other investments, including those where an affiliate does not have an existing investment in the issuer, will not require independent trustee approval.

Pursuant to the requirements of the Section 17(d) Order, the Board, including a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees, has approved co-investment policies and procedures describing how the Fund will comply with the Section 17(d) Order. Further, the Adviser has adopted policies and procedures which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. If the Adviser determines that the investment is not appropriate for the Fund, the investment will not be allocated to the Fund. The Adviser’s investment allocation policies and procedures can be revised at any time without notice to, or consent from, the shareholders. See “CONFLICTS OF INTEREST — Regulatory Restrictions, Affiliated Transactions and Position Limits.”

Fluctuations in Performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Reliance on the Adviser and Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser and Key Personnel

The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service portfolio investments. The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate portfolio investments and, in doing so, has no responsibility to consult with any Shareholder. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor infrastructure-related investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser depends on the relationships of it and of its affiliates with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities

The activity of identifying, sourcing, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing with other real assets and real estate firms, infrastructure-focused funds, private equity investors, direct investment pools, direct investment firms, individual and institutional investors, family offices and merchant banks, which could make it more difficult for the Fund to successfully identify, source, structure and execute investments at attractive valuations or otherwise achieve its investment objectives. Furthermore, these competitive dynamics may lead sponsors of Direct Investments, Secondary Investments and Primary Fund Investments to charge fees, carried interest or other economics on such investments that they generally have not historically charged. The market for access to Direct Investments, Secondary Investments and Primary Fund Investments is extremely competitive, and there can be no assurance that the Adviser will be able to secure the opportunity to invest on behalf of the Fund in all of the investments it selects, or that the size of the investments available to the Fund will be as large as would be desired.

Risks of Investing with Other Parties; Non-Controlling Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing with Other Parties; Non-Controlling Investments

Third-party managers or sponsors of the Fund’s investments may have interests (including financial interests) which are inconsistent with those of the Fund and may be in a position to take or block actions in a manner adverse to the Fund’s interests. The Fund generally will have limited ability to negotiate the terms of an investment or direct the affairs of its investments, and the Fund generally will not have the right to determine the timing or terms of the disposition of investments, but rather will be required to rely on the third-party sponsor or lead investor, as the case may be, to make such determinations, which may or may not be in the best interest of the Fund. The Fund will typically not have an active role in the management of its investments, and will likely be relying on third-parties to make significant management decisions. There can be no assurance that such management teams will produce the expected results or that such management teams will remain with the sponsors. Furthermore, a portion of the

Fund’s investments may consist of debt securities that do not have the control rights generally associated with equity securities. The Fund’s ability to withdraw from or transfer its investment in any Portfolio Fund or other investment or Direct Investment will typically be limited. As a result, the performance of the Fund will depend significantly on the investment and other decisions made by third-parties, which could have a material adverse effect on the returns achieved by investors in the Fund.

Furthermore, by virtue of its relationship with other investors in a particular investment, the Fund may be deemed to be part of a control group and may be exposed to potential liabilities of a controlling person with respect to such investment, including liabilities for environmental damages, product defects, unfunded pension liabilities, failures to supervise management and violations of governmental regulations.

Limited Information Concerning Potential Investments; Limited Availability of Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Information Concerning Potential Investments; Limited Availability of Information

Both prior to making an investment and subsequent to the Fund making such investment, the Fund may not receive access to all available information relating to such investment. Investment analyses and decisions by the Adviser on behalf of the Fund will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. Although the Adviser conducts due diligence with respect to each investment, there can be no assurance that such due diligence processes will uncover all relevant facts. In addition, Hamilton Lane’s due diligence process and investment analyses may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Fund at the time of making an investment decision may be limited, and it may not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Fund will have knowledge of all circumstances that may adversely affect an investment.

Due to confidentiality concerns, certain investment sponsors, including Portfolio Fund Managers, may not permit the Fund to fully disclose information regarding the sponsor’s investment strategies, investments, risks and/or prior performance. In addition, certain Portfolio Fund Managers may provide limited or no information regarding their investment strategies or investments. Similar restrictions may apply in the case of other Direct Investments and Secondary Investments. Accordingly, in certain circumstances, the Adviser may not have sufficient information to evaluate the Fund’s investments. In addition, such limitations or restrictions may impede the Adviser’s ability to monitor or provide reporting with respect to the Fund’s investments.

Fair Valuation for Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fair Valuation for Portfolio Investments

Under the 1940 Act, the Fund is required to carry portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Valuation Policy (as defined below). There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund invests and it is not anticipated that a secondary market will develop. Rather, many of the portfolio investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more portfolio investments. As a result, the Fund’s issuance (including through dividend reinvestment) or repurchase of Shares through repurchase offers at net asset value at a time when it owns investments that are valued at fair value may have the effect of diluting or increasing the economic interest of existing Shareholders. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Additionally, the Valuation Designee and its affiliates act as investment advisers to other clients that invest in securities for which no public market price exists. Valuation determinations by the Valuation Designee or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Amount or Frequency of Distributions Not Guaranteed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distributions Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure you that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Divergence of Resources [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Divergence of Resources

The Fund’s Trustees and officers and the key personnel of the Adviser intend to devote a sufficient amount of time to the Fund’s business in fulfilling their responsibilities. However, neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transactions with Affiliates

Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or portfolio investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or portfolio investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the portfolio investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with Section 17 of the 1940 Act. The Fund, the Adviser and certain funds advised by the Adviser have received an exemptive order from the SEC that permits the Fund to, among other things and subject to the conditions of the order, invest in aggregated transactions alongside certain other persons, including certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, that involve the negotiation of certain terms of the private placement securities to be purchased (in addition to price-related terms), subject to certain terms and conditions (the “Section 17(d) Order”).

The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule 17d-1 as expressed in SEC no-action letters or other available guidance.

The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. Under the terms of the Section 17(d) Order, the Fund’s ability to participate in certain investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) will require that a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees reach certain conclusions in connection with such investments, including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. Other investments, including those where an affiliate does not have an existing investment in the issuer, will not require independent trustee approval.

Pursuant to the requirements of the Section 17(d) Order, the Board, including a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees, has approved co-investment policies and procedures describing how the Fund will comply with the Section 17(d) Order. Further, the Adviser has adopted policies and procedures which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. If the Adviser determines that the investment is not appropriate for the Fund, the investment will not be allocated to the Fund. The Adviser’s investment allocation policies and procedures can be revised at any time without notice to, or consent from, the shareholders. See “CONFLICTS OF INTEREST — Regulatory Restrictions, Affiliated Transactions and Position Limits.”

Fluctuations in Performance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fluctuations in Performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Limited Operating History

The Fund commenced operations on February 28, 2024, at which time it operated as a private fund in reliance upon the exclusion from the definition of an investment company in Section 3(c)(7) of the 1940 Act. On June 6, 2024, the Fund registered as a closed-end management investment company under the 1940 Act. Prior to the filing of this registration statement, the Fund has been owned solely by the Adviser and its affiliates who are qualified purchasers as defined in the 1940 Act. The Fund is a recently organized entity with limited history upon which to evaluate the Fund’s likely performance. Past performance of other funds and accounts managed or advised by Hamilton Lane is of limited relevance as an indicator of future performance of the Fund. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s shares could decline substantially and cause you to lose some or all of your investment.

Repurchase Offer Risks

The Fund is an interval fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Shares who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to common Shareholders.

Limited Liquidity; No Market for Shares

An investment in the Fund may be considered to be a relatively illiquid investment because Shares are not generally transferable without the prior consent of the Board. In addition, transfer of the Shares may be affected by restrictions on resales imposed by applicable law. The Fund is not intended as a complete investment program and is designed only for persons who are able to bear economic risk of investment and are sophisticated persons in connection with financial and business matters who do not need liquidity with respect to their investments.

Payment In-Kind for Repurchased Shares

The Fund generally expects to distribute cash in satisfaction of Shares repurchased. See “REPURCHASES OF SHARES — Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more portfolio investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by portfolio investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Market Disruption and Geopolitical Risk

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions, including tariffs and other restrictions on trade, and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events, or the threat or potential of one or more such developments may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multilateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its Portfolio Funds could be materially and adversely affected.

Legal, Tax and Regulatory Risks

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

The Fund relies on certain exemptions in Rule 18f-4 to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule 18f-4, “derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule 18f-4(d)(1)(ii), reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule 18f-4(e) when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s sponsor). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on another exemption in Rule 18f-4(f) when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard settlement cycle securities transactions.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Further, at any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or Shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in the Shares or the value or the resale potential of the Fund’s investments.

Valuation Risk

The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its investments, including Secondary Investments. Although the acquisition price of the Fund’s secondary investments will likely be the subject of negotiation with the sellers of the investments, the acquisition price is typically determined by reference to the carrying values recently reported by the sponsors and other available information. Portfolio Funds’ sponsors are not generally obligated to update any valuations in connection with a transfer of interests through a Secondary Investment, and such valuations may not be indicative of current or ultimate realizable values. Moreover, there is no established market for Secondary Investments or for the Fund’s other private market investments, and there may not be any comparable assets for which public market valuations exist. As a result, the valuation of these investments may be based on limited information and is subject to inherent uncertainties. Generally, the Fund expects to hold its investments on a long-term basis. The performance of the Fund will be adversely affected in the event the valuations assumed by the Adviser in the course of negotiating acquisitions of investments prove to have been too high. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Such independent pricing services provide third-party valuation assistance in accordance with limited procedures that the Valuation Designee identifies and requests it or them to perform. Those procedures do not include an audit, review, compilation or any other form of examination or attestation under U.S. GAAP. Such firms are generally not responsible for determining the fair value of any individual investment, and their role is limited to being an advisor and providing additional support to the Valuation Designee’s existing valuation policy and process. The Fund also may face portfolio sales or other situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.

Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of the Fund’s assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of assets may be materially affected by a number of factors.

A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser based on input from the sponsor or general partner of such investment. There is no single standard for determining fair value of private equity investments and, in many cases, fair value is best expressed as a range of fair values from which a single estimate may be derived. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by a third-party sponsor or general partner, the accuracy of the valuations provided by the sponsor or general partner, that such sponsor or general partner will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor or general partner maintain policies and procedures and systems which will not change without notice to the Fund. As a result, the valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

While the Valuation Designee’s valuations of unrealized investments are based on assumptions that the Valuation Designee believes are reasonable under the circumstances, whether on a public market basis or an estimated fair value basis, the actual realized returns on unrealized investments will depend on, among other factors, future operating results, the value of the assets and market conditions at the time of disposition, any related transaction costs and the timing and manner of sale, many of which may be affected by factors beyond the Valuation Designee’s control and all of which may differ from the assumptions on which the valuations contained herein are based. Accordingly, there can be no assurance that any indicated valuations for unrealized investments will ultimately be realized for such value or be profitable or that losses can be avoided. In such event, the actual realized returns on these unrealized investments may differ materially from the (assumed) returns indicated herein.

No active trading market may exist for certain loans or debt instruments in the Fund’s portfolio, which may impair the ability of the Fund to realize full value in the event of the need to sell such instruments and may make it difficult to value them. Adverse market conditions may impair the liquidity of some actively traded instruments, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain instruments, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Valuation Designee. In addition, the timing of liquidations may also affect the values obtained on liquidation. Furthermore, legislative or regulatory changes that require financial institutions to increase their capital requirements or to dispose of instruments that are considered highly leveraged transactions could result in sales at prices that, in the opinion of the Adviser, do not represent fair value.

Below investment grade securities held by the Fund may be subject to valuation challenges distinct from those of higher-rated securities. Credit quality is a significant factor in the valuation of lower grade securities, and the prices of such securities are generally more sensitive to the issuer’s financial condition and prospects than to changes in interest rates. Traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain markets or asset types in which the Fund invests. The secondary market for lower grade securities may be less liquid than that for higher-rated securities, and adverse conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than would otherwise be desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

The level of Shareholder participation in the Fund’s repurchase offers may increase as a result of events that are unrelated to the Fund’s investment performance or operations. Due to the Adviser’s affiliation with a publicly traded parent company, short sellers or other market participants may from time to time publish reports, commentary or other materials regarding the Adviser’s parent company and its affiliates. Such reports or commentary may create negative market sentiment with respect to the parent company’s publicly traded securities and could cause Shareholders to seek to tender their Shares at levels higher than the Fund would otherwise anticipate.

Temporary Investments

Delays in investing the proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot guarantee that it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest proceeds to the Fund in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders, the Adviser’s employees, Administrator’s employees, their affiliates’ employees and others. Similarly, service providers of the Adviser or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems, which are becoming more sophisticated, change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third-parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third-parties to the Adviser, the Administrator or other Fund service providers may be susceptible to compromise, leading to a breach of the Adviser’s, the Administrator’s or other Fund service provider’s networks. The Adviser’s, the Administrator’s or other Fund service provider’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser, the Administrator or other Fund service providers to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s, the Administrator’s or other Fund service provider’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed. The rapid evolution and increasing prevalence of artificial intelligence technologies may also increase the Fund’s, Hamilton Lane’s and other Fund service provider’s cybersecurity risks.

Regulatory Risks of Portfolio Funds

The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of Portfolio Funds are impossible to predict and may adversely affect the value of the investments and the ability of the Fund to execute its investment strategy.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund commenced operations on February 28, 2024, at which time it operated as a private fund in reliance upon the exclusion from the definition of an investment company in Section 3(c)(7) of the 1940 Act. On June 6, 2024, the Fund registered as a closed-end management investment company under the 1940 Act. Prior to the filing of this registration statement, the Fund has been owned solely by the Adviser and its affiliates who are qualified purchasers as defined in the 1940 Act. The Fund is a recently organized entity with limited history upon which to evaluate the Fund’s likely performance. Past performance of other funds and accounts managed or advised by Hamilton Lane is of limited relevance as an indicator of future performance of the Fund. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s shares could decline substantially and cause you to lose some or all of your investment.

Repurchase Offer Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Repurchase Offer Risks

The Fund is an interval fund and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Shares who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to common Shareholders.

Limited Liquidity; No Market for Shares [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Limited Liquidity; No Market for Shares

An investment in the Fund may be considered to be a relatively illiquid investment because Shares are not generally transferable without the prior consent of the Board. In addition, transfer of the Shares may be affected by restrictions on resales imposed by applicable law. The Fund is not intended as a complete investment program and is designed only for persons who are able to bear economic risk of investment and are sophisticated persons in connection with financial and business matters who do not need liquidity with respect to their investments.

Payment In-Kind for Repurchased Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind for Repurchased Shares

The Fund generally expects to distribute cash in satisfaction of Shares repurchased. See “REPURCHASES OF SHARES — Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more portfolio investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by portfolio investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions, including tariffs and other restrictions on trade, and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events, or the threat or potential of one or more such developments may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multilateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its Portfolio Funds could be materially and adversely affected.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Risks

Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

The Fund relies on certain exemptions in Rule 18f-4 to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule 18f-4, “derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule 18f-4(d)(1)(ii), reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule 18f-4(e) when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Portfolio Funds that can be drawn at the discretion of the Portfolio Fund’s sponsor). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on another exemption in Rule 18f-4(f) when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Portfolio Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Portfolio Fund as the trade date for determining whether the purchase of the Portfolio Fund qualifies for the exemption for non-standard settlement cycle securities transactions.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Further, at any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of the Fund or Shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in the Shares or the value or the resale potential of the Fund’s investments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its investments, including Secondary Investments. Although the acquisition price of the Fund’s secondary investments will likely be the subject of negotiation with the sellers of the investments, the acquisition price is typically determined by reference to the carrying values recently reported by the sponsors and other available information. Portfolio Funds’ sponsors are not generally obligated to update any valuations in connection with a transfer of interests through a Secondary Investment, and such valuations may not be indicative of current or ultimate realizable values. Moreover, there is no established market for Secondary Investments or for the Fund’s other private market investments, and there may not be any comparable assets for which public market valuations exist. As a result, the valuation of these investments may be based on limited information and is subject to inherent uncertainties. Generally, the Fund expects to hold its investments on a long-term basis. The performance of the Fund will be adversely affected in the event the valuations assumed by the Adviser in the course of negotiating acquisitions of investments prove to have been too high. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Such independent pricing services provide third-party valuation assistance in accordance with limited procedures that the Valuation Designee identifies and requests it or them to perform. Those procedures do not include an audit, review, compilation or any other form of examination or attestation under U.S. GAAP. Such firms are generally not responsible for determining the fair value of any individual investment, and their role is limited to being an advisor and providing additional support to the Valuation Designee’s existing valuation policy and process. The Fund also may face portfolio sales or other situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.

Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of the Fund’s assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of assets may be materially affected by a number of factors.

A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Adviser based on input from the sponsor or general partner of such investment. There is no single standard for determining fair value of private equity investments and, in many cases, fair value is best expressed as a range of fair values from which a single estimate may be derived. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by a third-party sponsor or general partner, the accuracy of the valuations provided by the sponsor or general partner, that such sponsor or general partner will comply with their own internal policies or procedures for keeping records or making valuations, or that the sponsor or general partner maintain policies and procedures and systems which will not change without notice to the Fund. As a result, the valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

While the Valuation Designee’s valuations of unrealized investments are based on assumptions that the Valuation Designee believes are reasonable under the circumstances, whether on a public market basis or an estimated fair value basis, the actual realized returns on unrealized investments will depend on, among other factors, future operating results, the value of the assets and market conditions at the time of disposition, any related transaction costs and the timing and manner of sale, many of which may be affected by factors beyond the Valuation Designee’s control and all of which may differ from the assumptions on which the valuations contained herein are based. Accordingly, there can be no assurance that any indicated valuations for unrealized investments will ultimately be realized for such value or be profitable or that losses can be avoided. In such event, the actual realized returns on these unrealized investments may differ materially from the (assumed) returns indicated herein.

No active trading market may exist for certain loans or debt instruments in the Fund’s portfolio, which may impair the ability of the Fund to realize full value in the event of the need to sell such instruments and may make it difficult to value them. Adverse market conditions may impair the liquidity of some actively traded instruments, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain instruments, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Valuation Designee. In addition, the timing of liquidations may also affect the values obtained on liquidation. Furthermore, legislative or regulatory changes that require financial institutions to increase their capital requirements or to dispose of instruments that are considered highly leveraged transactions could result in sales at prices that, in the opinion of the Adviser, do not represent fair value.

Below investment grade securities held by the Fund may be subject to valuation challenges distinct from those of higher-rated securities. Credit quality is a significant factor in the valuation of lower grade securities, and the prices of such securities are generally more sensitive to the issuer’s financial condition and prospects than to changes in interest rates. Traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain markets or asset types in which the Fund invests. The secondary market for lower grade securities may be less liquid than that for higher-rated securities, and adverse conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Substantial Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than would otherwise be desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

The level of Shareholder participation in the Fund’s repurchase offers may increase as a result of events that are unrelated to the Fund’s investment performance or operations. Due to the Adviser’s affiliation with a publicly traded parent company, short sellers or other market participants may from time to time publish reports, commentary or other materials regarding the Adviser’s parent company and its affiliates. Such reports or commentary may create negative market sentiment with respect to the parent company’s publicly traded securities and could cause Shareholders to seek to tender their Shares at levels higher than the Fund would otherwise anticipate.

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments

Delays in investing the proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot guarantee that it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest proceeds to the Fund in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders, the Adviser’s employees, Administrator’s employees, their affiliates’ employees and others. Similarly, service providers of the Adviser or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems, which are becoming more sophisticated, change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third-parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third-parties to the Adviser, the Administrator or other Fund service providers may be susceptible to compromise, leading to a breach of the Adviser’s, the Administrator’s or other Fund service provider’s networks. The Adviser’s, the Administrator’s or other Fund service provider’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser, the Administrator or other Fund service providers to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s, the Administrator’s or other Fund service provider’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed. The rapid evolution and increasing prevalence of artificial intelligence technologies may also increase the Fund’s, Hamilton Lane’s and other Fund service provider’s cybersecurity risks.

Regulatory Risks of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks of Portfolio Funds

The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of Portfolio Funds are impossible to predict and may adversely affect the value of the investments and the ability of the Fund to execute its investment strategy.

Limits of Risks Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risks Disclosure

The above discussions relate to the various principal risks associated with the Fund, Portfolio Funds, Shares and other portfolio investments are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Direct Investments, Secondary Investments or Primary Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
Contact Personnel Name	Andrew Schardt
Class R Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.40%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.09%	[3],[5]
Distribution/Servicing Fees [Percent]	0.85%	[3],[6]
Acquired Fund Fees and Expenses [Percent]	0.54%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[3],[8]
Total Annual Expenses [Percent]	3.48%	[3]
Waivers and Reimbursements of Fees [Percent]	0.05%	[3],[9]
Net Expense over Assets [Percent]	3.53%	[3],[9]
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	210
Expense Example, Years 1 to 10	$ 398
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class R Shares
Outstanding Security, Title [Text Block]	Class R
Outstanding Security, Not Held [Shares] | shares	399,778	[10]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.40%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.09%	[3],[5]
Distribution/Servicing Fees [Percent]	0.00%	[3],[6]
Acquired Fund Fees and Expenses [Percent]	0.54%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[3],[8]
Total Annual Expenses [Percent]	2.71%	[3]
Waivers and Reimbursements of Fees [Percent]	0.05%	[3],[9]
Net Expense over Assets [Percent]	2.76%	[3],[9]
Expense Example, Year 01	$ 28
Expense Example, Years 1 to 3	85
Expense Example, Years 1 to 5	144
Expense Example, Years 1 to 10	$ 305
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Not Held [Shares] | shares	10,746,488	[10]
Class Y Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.40%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.09%	[3],[5]
Distribution/Servicing Fees [Percent]	0.00%	[3],[6]
Acquired Fund Fees and Expenses [Percent]	0.54%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.62%	[3],[8]
Total Annual Expenses [Percent]	2.65%	[3]
Waivers and Reimbursements of Fees [Percent]	0.05%	[3],[9]
Net Expense over Assets [Percent]	2.70%	[3],[9]
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	83
Expense Example, Years 1 to 5	141
Expense Example, Years 1 to 10	$ 299
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class Y Shares
Outstanding Security, Title [Text Block]	Class Y
Outstanding Security, Not Held [Shares] | shares	3,812,858	[10]

[1]	Investors in Class R Shares may be charged a sales charge of up to 3.50% of the subscription amount. Class I Shares and Class Y Shares are each not subject to a sales charge; however, investors purchasing Shares through a financial intermediary could be required to pay transaction or other fees on purchases and sales of Class I or Class Y Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their financial intermediary about the sales charge and any additional fees or charges their financial intermediary might impose on each class of Shares.
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class R, Class I or Class Y Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. The early repurchase fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the early repurchase fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. See “REPURCHASES OF SHARES.”
[3]	Amount assumes estimated average net assets of approximately $284.3 million during the following twelve months. There can be no assurance that the Fund will reach estimated average net assets of approximately $284.3 million during the following twelve months.
[4]	The Investment Management Fee is equal to an annual rate of 1.40% based on the Fund’s net asset value calculated and accrued daily, provided that the Investment Management Fee shall in no instance be greater than an Investment Management Fee computed based on the value of the net assets of the Fund as of the close of business on the last business day of the relevant month (including any assets in respect of Shares that would be repurchased by the Fund on such date). The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.
[5]	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year. These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the fiscal year ending March 31, 2027.
[6]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan for Class R. The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.85% per year on Class R Shares on an annualized basis of the aggregate net assets of the Fund. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class R Shares. See “DISTRIBUTION AND SERVICE PLAN.”
[7]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance or incentive fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year. The Total Annual Expenses in this fee table are different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include Acquired Fund Fees and Expenses.
[8]	Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, organizational expenses, tax expenses, fees and expenses of the Administrator, transfer agent and custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as permitted under the Investment Management Agreement. The expense amounts assume the Fund has average net assets of $8.5 million in Class R Shares, $204.7 million in Class I Shares and $71.1 million in Class Y Shares. All other things being equal, if less than the assumed amounts of average net assets are attributable to a particular class, expense ratios would increase for that Class.
[9]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, through July 31, 2027, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses do not exceed 0.65% of the average daily net assets of each of the Class R Shares, Class I Shares and Class Y Shares. “Total Annual Expenses” includes all expenses incurred in the business of the Fund, including organizational and offering costs, with the following exceptions: (i) taxes, (ii) interest, (iii) brokerage commissions, (iv) certain transaction-related expenses (including interest and structuring costs for borrowings and line(s) of credit), (v) the Investment Management Fee, (vi) distribution and/or servicing fees, (vii) sub-transfer agency, sub-accounting and shareholder servicing fees, (viii) any acquired fund fees and expenses, (ix) dividend and interest expenses relating to short sales, (x) borrowing costs, (xi) merger or reorganization expenses, (xii) Shareholder meetings expenses, (xiii) litigation expenses and (xiv) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will automatically renew, with the consent of the adviser, for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.
[10]	As of June 30, 2026.